Intangible Assets and Liabilities - Amortization of Intangible Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 22, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization:	$ 63	$ 4,729	$ 2,032
Net adjustment to rental revenue:
Below-market lease liabilities	11	1,064	403
Net adjustment to rental revenue	(2)	504	(563)
In-place leases
Finite-Lived Intangible Assets [Line Items]
Amortization:	56	4,437	2,032
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Amortization:	7	292	0
Above-market leases
Net adjustment to rental revenue:
Above-market lease assets	$ (13)	$ (560)	$ (966)